                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03031

Morgan Stanley Tax-Free Daily Income Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                     (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: December 31, 2005

Date of reporting period: September 30, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY TAX-FREE DAILY INCOME TRUST
PORTFOLIO OF INVESTMENTS September 30, 2005 (unaudited)

 PRINCIPAL
 AMOUNT IN                                                 CURRENT     DEMAND
 THOUSANDS                                                  RATE+       DATE*       VALUE
---------------------------------------------------------------------------------------------

            SHORT-TERM VARIABLE RATE
            MUNICIPAL OBLIGATIONS (81.7%)
            ARIZONA

    $6,660  Scottsdale Municipal Property
            Corporation, Excise Tax Ser 2004
            A ROCs II-R Ser 2153 (MBIA)                     2.79%      10/07/05  $6,660,000
     4,000  Sun Devil Energy Center LLC,
            Arizona State University Ser 2004
            (FGIC)                                          2.79       10/07/05   4,000,000

            COLORADO
     5,000  Colorado Educational & Cultural
            Facilities Authority, Campus Village
            Apartments Ser 2005                             2.77       10/07/05   5,000,000
     5,000  Colorado Health Facilities Authority,
            NCMC Inc Ser 2005 (FSA)                         2.74       10/07/05   5,000,000

            DELAWARE
       500  Delaware Economic Development
            Authority, St Andrew's School Ser 2004          2.75       10/07/05     500,000

            FLORIDA
    16,750  Dade County Industrial Development
            Authority, Dolphins Stadium Ser 1985 A          2.75       10/07/05  16,750,000
    10,000  Orlando Utilities Commission, Water &
            Electric Ser 2002 B                             2.75       10/07/05  10,000,000

            HAWAII
     4,985  Hawaii, ROCs II-R Ser 6012                      2.79       10/07/05   4,985,000

            ILLINOIS
    14,000  Chicago, Ser 2002 B (FGIC)                      2.75       10/07/05  14,000,000
            Illinois Development Finance
            Authority,
     2,775    Jewish Federation of Metropolitan
                Chicago Ser 1999 (Ambac)                    2.78       10/07/05   2,775,000
     3,500    Loyola Academy Ser 1993 A                     2.77       10/07/05   3,500,000
     3,400    Young Men's Christian Association
                of Metropolitan Chicago Ser 2001            2.78       10/07/05   3,400,000
     4,970  Illinois Finance Authority, Revolving
            Fund ROCs II-R 6015                             2.79       10/07/05   4,970,000

            INDIANA
     4,500  Indiana Educational Facilities
            Authoriity, Indiana Wesleyan University
            Ser 1998 A                                      2.74       10/07/05   4,500,000

            KANSAS
     3,805  Kansas Department of Transportation,
            Highway Eagle #20041005 Class A                 2.79       10/07/05   3,805,000

            MARYLAND
     7,600  Maryland Health & Higher Edicational
            Facilities Authority, Catholic Health
            Initiatives Ser 1997 B                          2.76       10/07/05   7,600,000

            MASSACHUSETTS
    11,000  Massachusetts Bay Transportation
            Authority, Ser 2000                             2.75       10/07/05  11,000,000

            MICHIGAN
     5,000  Jackson County Hospital Finance
            Authority, W.A. Foote Memorial Hospital
            Ser 2005 A                                      2.77       10/07/05   5,000,000
     5,000  Kent Hospital Finance Authority,
            Metropolitan Hospital Ser 2005 B                2.81       10/07/05   5,000,000
     1,000  Milan Area Schools, Refg Ser 2002               2.72       10/07/05   1,000,000

            MINNESOTA
    10,000  Minneapolis, Guthrie Theater on the
            River Ser 2003 A                                2.75       10/07/05  10,000,000
    11,860  University of Minnesota Regents, Ser
            1999 A                                          2.82       10/07/05  11,860,000

            MISSISSIPPI
     6,000  Perry County, Leaf River Forest Products
            Inc Ser 2002                                    2.78       10/07/05   6,000,000

            MISSOURI
     1,000  Missouri Development Finance Board, The
            Nelson Gallery Foundation Ser 2004 A            2.80       10/03/05   1,000,000

            Missouri Health & Educational Facilities
            Authority,
     1,700    BJC Health System Ser 2005 B                  2.81       10/03/05   1,700,000
     1,300    SSM Health Care Ser 2005 C-1 (FSA)            2.78       10/03/05   1,300,000

            NEBRASKA
     8,400  American Public Energy Agency, National
            Public Gas Agency 2003 Ser A                    2.73       10/07/05   8,400,000

            NEW YORK
     2,400  New York City, Fiscal 2004 Subser A-4           2.73       10/07/05   2,400,000
    12,000  New York City Industrial Development
            Agency, One Bryant Park LLC Ser 2004 A          2.76       10/07/05  12,000,000
     3,000  New York State Dormitory Authority,
            Mount Saint Mary College Ser 2005               2.80       10/07/05   3,000,000
     5,300  Triborough Bridge & Tunnel Authority,
            Ser 2005 B-4                                    2.75       10/07/05   5,300,000

            NORTH CAROLINA
     7,100  North Carolina Capital Facilities Agency,
            Durham Academy Ser 2001                         2.75       10/07/05   7,100,000
     5,000  Raleigh, Downtown Improvement Projects
            Ser 2005 B COPs                                 2.74       10/07/05   5,000,000

            OHIO
     4,270  Ohio, Ser 2004 P-FLOATs PT-2139                 2.78       10/07/05   4,270,000
     5,000  Ohio State University, General Receipts
            Ser 2005 B                                      2.74       10/07/05   5,000,000

            OKLAHOMA
            Oklahoma Water Resources Board,
     2,675    State Loan Program Ser 1995                   2.75       03/01/06   2,675,000
     3,405    State Loan Program Ser 1999                   2.80       03/01/06   3,405,000

            OREGON
     5,000  Clackamas County Hospital Facility
            Authority, Legacy Health System Ser 2003        2.75       10/07/05   5,000,000

            PENNSYLVANIA
     2,000  Allegheny County Industrial Development
            Authority, Carnegie Museums of
            Pittsburgh Ser 2005                             2.75       10/07/05   2,000,000
     5,000  Easton Area School District, Ser 2005
            (FSA)                                           2.77       10/07/05   5,000,000
     6,800  Pennsylvania Turnpike Commission, 2002
            Ser A-2                                         2.76       10/07/05   6,800,000
     1,600  Philadelphia Hospitals & Higher Education
            Facilities Authority, Children's
            Hospital of Philadelphia Ser 2002 A             2.79       10/03/05   1,600,000
     5,500  Washington County Authority, The
            Trustees of University of Pennsylvania
            Ser 2004                                        2.73       10/07/05   5,500,000

            SOUTH CAROLINA
     5,870  York County School District  No 4, Fort
            Mill Ser 2004 F TOCs                            2.78       10/07/05   5,870,000
     5,000  South Carolina Jobs - Economic
            Development Authority, Oconee Memorial
            Hospital Ser 2005 A (Radian)                    2.80       10/07/05   5,000,000

            TENNESSEE
            Clarksville Public Building Authority,
     3,405    Pooled Financing Ser 1997                     2.75       10/07/05   3,405,000
     1,600    Pooled Financing Ser 2003                     2.82       10/03/05   1,600,000
     3,800  Jackson Energy Authority, Gas System Ser
            2002 (FSA)                                      2.74       10/07/05   3,800,000
     2,900  Montgomery County Public Building
            Authority, Pooled Financing Ser 1999            2.75       10/07/05   2,900,000

            TEXAS
     5,910  Bell County Health Facilities Development
            Corporation, Scott & White Memorial
            Hospital Ser 2001-2 (MBIA)                      2.81       10/03/05   5,910,000
            Harris County Health Facilities
            Development Corporation,
     5,500    Methodist Hospital System Ser 2005 B          2.81       10/03/05   5,500,000
     3,000    Texas Medical Center Ser 1999 B (FSA)         2.81       10/03/05   3,000,000
     4,400  Harris County Industrial Development
            Corporation, Baytank Inc Ser 1998               2.76       10/07/05   4,400,000
     3,500  Houston, Combined Utility System MERLOTs
            2004 Ser C-13 (MBIA)                            2.77       10/07/05   3,500,000
     5,000  Lower Neches Valley Authority, Chevron
            USA Inc Ser 1987                                2.83       02/15/06   5,000,000
     8,000  Northside Independent School District,
            Ser 2005                                        2.85       06/15/06   8,000,000
     4,250  San Antonio, Water System Sub Lien 2003
            B (MBIA)                                        2.75       10/07/05   4,250,000
     4,025  Texas Municipal Gas Corporation, Senior
            Lien Ser 1998 (FSA)                             2.76       10/07/05   4,025,000

            UTAH
            Intermountain Power Agency,
     7,100    Power Supply Ser 1985 F (Ambac)               2.73       12/01/05   7,100,000
     7,000    Power Supply Ser 1985 F (Ambac)               2.75       03/15/06   7,000,000
                                                                                -----------

            TOTAL SHORT-TERM VARIABLE RATE MUNICIPAL
            OBLIGATIONS (Cost $316,015,000)                                     316,015,000
                                                                                -----------

                                                                                YIELD TO
                                                                                MATURITY
                                                       COUPON     MATURITY     ON DATE OF
                                                        RATE        DATE         PURCHASE
                                                       ---------------------------------
            TAX-EXEMPT COMMERCIAL PAPER (6.1%)

            DISTRICT OF COLUMBIA
     8,000  District of Columbia, National Academy
            of Science Ser 1999 B (Ambac)                2.65%     11/09/05        2.65%   8,000,000

            FLORIDA
     4,500  Jacksonville Electric Authority, Ser
            2000 A                                       2.65      11/08/05        2.65    4,500,000

            GEORGIA
     5,000  Metropolitan Atlanta Rapid Transit
            Authority, 2004 Ser A                        2.72      11/29/05        2.72    5,000,000

            TEXAS
     5,000  Austin, Combined Utility Systems Ser
            2002 A                                       2.61      10/12/05        2.61    5,000,000
     1,000  Houston, Ser 2005 E                          2.65      10/19/05        2.65    1,000,000
                                                                                        ------------

            TOTAL TAX-EXEMPT COMMERCIAL PAPER
            (Cost $23,500,000)                                                            23,500,000
                                                                                        ------------

            SHORT-TERM MUNICIPAL NOTES AND BONDS (12.3%)

            GEORGIA
     5,000  Gwinnett County School District, Ser
            2005 TANs, dtd 08/25/05                      4.00      12/30/05        2.75    5,015,201

            ILLINOIS
     5,000  Illinois, Unemployment Insurance Fund
            Building Receipts Ser 2004 A, dtd 07/01/04   5.00       12/15/05       2.55    5,024,746
     2,500  Illinois Finance Authority, Ser 2005-A
            School Notes, dtd 03/02/05                   3.00       12/01/05       2.52    2,501,959

            INDIANA
     5,000  Indiana Bond Bank, Midyear Funding Notes
            Ser 2005 A, dtd 06/16/05                     3.50       01/27/06       2.50    5,015,838
     2,300  Indianapolis Local Public Improvement
            Bond Bank, Ser 2005 F, dtd 07/14/05          4.00       01/06/06       2.60    2,308,442

            MASSACHUSETTS
     3,950  Bridgewater and Raynham Regional School
            District, Ser 2005 BANs, dtd 01/26/05        3.25       01/26/06       2.75    3,955,532
     1,400  Cape Ann Transportation Authority, Ser
            2004 RANs, dtd 07/16/05                      3.50       07/12/06       3.00    1,405,279
     2,000  Montachusett Regional Transit Authority,
            Ser 2005 RANs, dtd 06/17/05                  4.00       06/16/06       3.03    2,013,297
     1,500  Wachusett Regional School District, Ser
            2005 RANs, dtd 07/15/05                      3.75      06/30/06        2.77    1,510,666

            NEW JERSEY
     2,690  Barnegat Township Board of Education,
            2005 Temporary Notes, dtd 07/07/05           3.50      07/07/06        2.75    2,704,688

            NEW YORK
     1,500  Board of Cooperative Educational
            Services, Oswego County Sole Supervisory
            District Ser 2005 RANs, dtd 06/23/05         4.00      06/23/06        2.85    1,512,176
     1,250  Burnt Hills - Ballston Lake Central
            School District, Ser 2005 A TANs, dtd
            07/13/05                                     3.75      07/13/06        2.75    1,259,497
     1,500  Hastings, Ser 2005 BANs, dtd 07/15/05        3.25      07/14/06        3.03    1,502,534
     3,000  Spencer-Van Etten Central School
            District, Ser 2005 BANs, dtd 06/17/05        4.25      06/15/06        2.83    3,029,162
     1,500  Utica City School District, Ser 2005
            RANs, dtd 06/23/05                           4.00      06/23/06        3.00    1,510,564
     1,160  Vestal, Ser 2005 BANs, dtd 07/14/05          3.75      07/14/06        2.77    1,168,662
     4,000  Yorktown Central School District, TANs,
            dtd 07/12/05                                 3.15      10/31/05        2.43    4,002,335

            SOUTH CAROLINA
     2,200  Beaufort County School District, Ser 2005
            A BANs, dtd 07/14/05                         3.15      07/14/06        2.65    2,203,088
                                                                                           ---------

            TOTAL SHORT-TERM MUNICIPAL NOTES AND
            BONDS (Cost $47,643,666)                                                      47,643,666
                                                                                          ----------

            TOTAL INVESTMENTS (Cost $387,158,666) (a)                             100.1% 387,158,666

            LIABILITIES IN EXCESS OF OTHER ASSETS                                  (0.1)   (190,964)
                                                                                --------------------

            NET ASSETS                                                            100.0% 386,967,702
                                                                                ====================

------------
      COPs  Certificates of Participation.
      BANs  Bond Revenue Anticipation Notes.
   MERLOTs  Municipal Exempt Receipts-Liquidity Option Tender.
  P-FLOATs  Puttable Floating Option Tax-Exempt Receipts.
      RANs  Revenue Anticipation Notes.
      TANs  Tax Anticipation Notes.
      ROCs  Reset Option Certificates.
      TOCs  Tender Option Certificates.
         +  Rate shown is the rate in effect at September 30, 2005.
         *  Date on which the principal amount can be recovered through demand.
        (a) Cost is the same for federal income tax purposes.

Bond Insurance:
---------------
     Ambac  Ambac Assurance Corporation.
      FGIC  Financial Guaranty Insurance Company.
       FSA  Financial Security Assurance Inc.
      MBIA  Municipal Bond Investors Assurance Corporation.
    Radian  Radian Asset Assurance Inc.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Tax-Free Daily Income Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 21, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 21, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 21, 2005

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.       I have reviewed this report on Form N-Q of Morgan Stanley Tax-Free
         Daily Income Trust;

2.       Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.       Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.       The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         (a)   Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b)   Omitted;

         (c)   Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our
               conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d)   Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the
               registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.       The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a)   All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b)   Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: November 21, 2005
                                                     /s/ Ronald E. Robison
                                                     Ronald E. Robison
                                                     Principal Executive Officer

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.       I have reviewed this report on Form N-Q of Morgan Stanley Tax-Free
         Daily Income Trust;

2.       Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.       Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.       The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         (a)   Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b)   Omitted;

         (c)   Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our
               conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d)   Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the
               registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.       The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a)   All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b)   Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: November 21, 2005
                                                     /s/ Francis Smith
                                                     Francis Smith
                                                     Principal Financial Officer